PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2015	2014
Cost:
Machinery and manufacturing equipment, net(1)	$218,610	$173,937
Office equipment and furniture	12,757	8,633
Motor vehicles	855	948
Buildings and leasehold improvements	99,607	77,281
Prepaid expenses related to operating lease(2)	939	939

	332,768	261,738

Accumulated depreciation	107,330	88,745

Depreciated cost	$225,438	$172,993

(1)	Presented net of investment grants received in 2004, 2005 and 2006 years, in the total amount of $7,200.

(2)
Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also note 13(d).